PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computers and peripheral equipment	$181,738	$118,326
Internal use software	9,882	1,380
Office furniture and equipment	13,982	8,537
Leasehold improvements	48,573	29,106

	254,175	157,349
Accumulated depreciation:
Computers and peripheral equipment	139,066	95,056
Office furniture and equipment	7,847	6,372
Leasehold improvements	19,584	15,328

	166,497	116,756

Depreciated cost	$87,678	$40,593

Depreciation expense totaled $18,422, $15,575 and $17,688 for the years 2016, 2015 and 2014, respectively.

The Company recorded a reduction of $10,941 and $9,615 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use for the years ended December 31, 2016 and 2015, respectively.